Related-party transactions (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Compensation of employees	$ 38,682	$ 38,703
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	759	678
Compensation of Director	322,668	536,948
Weighted average [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	4,367	3,775
Compensation of Director	586,324	697,110
Top of range [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	20,790	19,220
Compensation of Director	$ 437,916	$ 544,862